Employee Benefit Plan, Fair Value and NAV (Details) - EBP CLW NR - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	$ 220,259,401	$ 221,965,753
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	30,080,894	34,281,698
Fair Value, Inputs, Level 1 | Hedge Funds, Event Driven
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	22,388,049	24,633,213
Fair Value, Inputs, Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	1,547,099	2,978,701
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 1 | Interest-Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	33,878	79,216
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	6,111,868	6,590,568
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	190,178,507	187,684,055
Fair Value, Inputs, Level 2 | Hedge Funds, Event Driven
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	190,178,507	187,684,055
Fair Value, Inputs, Level 2 | Interest-Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 | Hedge Funds, Event Driven
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 | Interest-Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Hedge Funds, Event Driven
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	22,388,049	24,633,213
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	1,547,099	2,978,701
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	190,178,507	187,684,055
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Interest-Bearing Deposits
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	33,878	79,216
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (Note 3)	$ 6,111,868	$ 6,590,568